Share-Based Compensation (Tables)	12 Months Ended
Aug. 31, 2021
Share-Based Compensation (Tables) [Line Items]
Schedule of share-based compensation expense
	For the years ended August 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Sales and marketing	906	674	110	17
General and administrative	70,626	137,312	42,752	6,618
Total share-based compensation expense	71,532	137,986	42,862	6,635

Amended 2015 Plan [Member]
Share-Based Compensation (Tables) [Line Items]
Schedule assumptions estimate the fair value of share options granted
	Year ended	Year ended
	August 31, 2020	August 31, 2021
Risk-free interest rate	0.65%-1.92%	0.65%-1.92%
Expected volatility	51.8%-52.7%	33.27%
Suboptimal exercise factor	2.20-2.80	2.20-2.80
Fair value per ordinary share	US$0.05-US$0.12	US$0.05-US$0.12

Schedule of summary of share options activities
					Weighted
		Weighted	Weighted		average
	Number of	average	average	Aggregate	remaining
	share	exercise	grant date	intrinsic	contractual
	options	price	fair value	value	term
		US$	US$	US$
Outstanding as of September 1, 2017	-	-	-	-	-
Granted	303,995,200	0.03	0.16
Forfeited	(2,804,550)	0.08	0.09
Outstanding as of August 31, 2018	301,190,650	0.03	0.16	54,133	8.59
Granted	181,667,138	0.10	0.05
Forfeited	(33,355,010)	0.17	0.08
Exercised	(55,658,760)	0.02	0.02
Outstanding as of August 31, 2019	393,844,018	0.05	0.13	53,966	7.80
Granted	93,574,240	0.05	0.10
Forfeited	(29,876,751)	0.11	0.11
Exercised	(65,654,200)	0.01	0.13
Outstanding as of August 31, 2020	391,887,307	0.05	0.04	31,356	7.57
Granted	115,241,400	0.04	0.05
Forfeited	(82,902,302)	0.03	0.14
Exercised	(81,138,360)	0.02	0.17
Outstanding as of August 31, 2021	343,088,045	0.06	0.00	1,375	5.58
Vested and expected to vest as of August 31, 2021	343,088,045	0.06	0.00	1,375	5.58

Schedule of summary of Restricted Shares activities
				Weighted
		Weighted		average
	Number of	average	Aggregate	remaining
	Restricted	grant date	intrinsic	contractual
	Shares	fair value	value	term
		US$	US$
Outstanding as of September 1, 2018	-	-	-	-
Granted	14,556,320	0.21
Forfeited	(218,440)	0.21
Outstanding as of August 31, 2019	14,337,880	0.21	2,737	2.80
Granted	39,821,200	0.20
Forfeited	(2,409,120)	0.54
Exercised	(4,341,329)	1.42
Outstanding as of August 31, 2020	47,408,631	0.07	5,025	0.01
Granted	5,502,840	0.11
Forfeited	(7,949,681)	0.19
Exercised	(2,185,400)	0.22
Outstanding as of August 31, 2021	42,776,390	0.04	596	1.61
Vested and expected to vest as of August 31, 2021	42,776,390	0.04	596	1.61

Domestic Plan [Member]
Share-Based Compensation (Tables) [Line Items]
Schedule assumptions estimate the fair value of share options granted
For the year ended
August 31, 2019
Risk-free interest rate	2.4%
Expected volatility	47.0%
Suboptimal exercise factor	2.80
Fair value per ordinary share	RMB351.24

Schedule of summary of share options activities
		Weighted	Weighted
	Number of	average	average	Aggregate
	share	purchase	grant date	intrinsic
	options	price	fair value	value
		RMB	RMB	RMB
Outstanding as of September 1, 2017	120,000	93.33	151.19	7,023
Granted	-	-	-
Forfeited	-	-	-
Outstanding as of August 31, 2018	120,000	93.33	151.19	79,990
Granted	10,000	80.00	148.47
Forfeited	(60,000)	93.33	151.19
Outstanding as of August 31, 2019	70,000	91.43	150.80	39,687
Granted	-	-	-
Forfeited	-	-	-
Exercised	(70,000)	91.43	150.80
Outstanding as of August 31, 2020	-	-	-	-
Vested and expected to vest as of August 31, 2020	-	-	-	-

Shanghai Yimi [Member]
Share-Based Compensation (Tables) [Line Items]
Schedule assumptions estimate the fair value of restricted shares
For the year ended
August 31, 2020

Risk-free interest rate	1.51%
Expected volatility	50.15%
Suboptimal exercise factor	2.80
Fair value per ordinary share	RMB1.41